UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:  ___
  This Amendment (Check only one.):[  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Enterprise Capital Management, Inc.
Address:   3343 Peachtree Road
           Atlanta, GA 30326

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Patricia Louie
Title:  Secretary
Phone:  (212) 314-5329

Signature, Place, and Date of Signing:


 /s/ Patricia Louie             New York, NY                May 15, 2006
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA

In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as advisers of The Enterprise Group of Funds, Inc. Enterprise Capital Management, Inc., the manager of The Enterprise Group of Funds, Inc., has shared investment discretion and no voting authority with respect to the holdings of The Enterprise Group of Funds, Inc.

File Number   Name
28-1887       Gabelli Asset Management Company
28-00288      Montag & Caldwell, Inc

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            None

Form 13F Information Table Value Total:            None